SCHEDULE OF STOCK OPTION ACTIVITY (Details) - Key Mining Corp [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Stock options outstanding, Beginning balance	5,850,000	5,850,000	5,800,000	5,800,000
Weighted Avg Price, Ending balance	$ 0.58	$ 0.58	$ 0.58
Weighted Avg Life, Outsanding	2 years 11 months 8 days	3 years 8 months 8 days	4 years 8 months 8 days	4 years 10 months 20 days
Stock options, Granted			1,050,000		5,600,000
Weighted Avg Price, Granted
Stock options, Exercised
Stock options, Forfeited or Expired			(1,000,000)
Stock options outstanding, Ending balance	5,850,000	5,850,000	5,850,000	5,800,000	5,800,000
Weighted Avg Price, Beginning balance	$ 0.58	$ 0.58	$ 0.58	$ 0.58
Stock options outstanding, Vested and exercisable		5,850,000
Weighted Avg Price, Vested and exercisable	$ 0.58
Weighted Avg Life (in years), Vested and exercisable		3 years 8 months 8 days